Subsequent Events (Details Narrative) (10-K) - USD ($)																					9 Months Ended		12 Months Ended
	Sep. 08, 2020	Jun. 08, 2020	Jun. 04, 2020	Jun. 02, 2020	May 27, 2020	May 22, 2020	May 20, 2020	May 19, 2020	May 15, 2020	Apr. 30, 2020	Apr. 20, 2020	Apr. 02, 2020	Mar. 11, 2020	Feb. 28, 2020	Feb. 24, 2020	Jan. 24, 2020	Jan. 16, 2020	Jan. 13, 2020	Jan. 10, 2020	Jan. 03, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Apr. 12, 2019
Subsequent Event [Line Items]
Number of shares issued during period, values																					$ 46,500	$ 10,000	$ 10,000
Debt instrument, face amount																					71,758
Original issue discount																					$ 515,009
Debt instrument, description																					An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.		An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.
Investors [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares	330,869		50,000
Debt instrument, face amount	$ 25,000		$ 6,600									$ 20,000
Jacob Cohen [Member]
Subsequent Event [Line Items]
Number of shares cancelled						3,000,000
Shares issued, price per share						$ 0.26
Esteban Alexander [Member]
Subsequent Event [Line Items]
Number of shares cancelled						3,000,000
Shares issued, price per share						$ 0.26
Four Long-Term Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																								$ 350,000
Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares									500,000
Number of shares issued during period, values									$ 500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, description							The Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company's outstanding common stock and therefore controlled the Company prior to such issuance.
Subsequent Event [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares				2,083,333
Number of shares issued during period, values				$ 500,000
Shares issued, price per share				$ 0.24
Debt conversion of shares				500,000
Subsequent Event [Member] | Investors [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares		125,000	50,000									40,000		160,000			62,500
Number of shares issued during period, values		$ 33,750
Shares issued, price per share		$ 0.27
Number of shares payable during the period																	62,500
Shares issued as offered, Shares														10,000,000			10,000,000
Debt instrument, face amount			$ 6,600									$ 20,000		$ 30,000			$ 25,000
Debt instrument, exchange for cash														$ 50,000			$ 25,000
Subsequent Event [Member] | Eligible Persons Under Plan [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares					20,000								100,000			400,000
Number of shares issued during period, values					$ 5,200								$ 40,000			$ 120,000
Shares issued, price per share					$ 0.26								$ 0.40			$ 0.30
Subsequent Event [Member] | Jacob Cohen [Member] | Bonus for Services Rendered [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares						3,000,000
Number of shares issued during period, values						$ 780,000
Shares issued, price per share						$ 0.26
Subsequent Event [Member] | Esteban Alexander [Member] | Bonus for Services Rendered [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares						3,000,000
Number of shares issued during period, values						$ 780,000
Shares issued, price per share						$ 0.26
Subsequent Event [Member] | Four Long-Term Notes [Member]
Subsequent Event [Line Items]
Number of shares cancelled																				5,900,000
Number of shares cancelled, value																				$ 350,000
Number of treasury stock returned																				4,250,000
Subsequent Event [Member] | Four Exchanges Agreements [Member]
Subsequent Event [Line Items]
Number of shares cancelled																				1,650,000
Subsequent Event [Member] | Employment Agreement [Member] | Jesse J. Dickens [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares						250,000													250,000
Number of shares issued during period, values						$ 65,000													$ 152,500
Shares issued, price per share						$ 0.26													$ 0.61
Subsequent Event [Member] | Data Delivery and Ancillary Services Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares																		357,142
Number of shares issued during period, values																		$ 250,000
Shares issued, price per share																		$ 0.70
Subsequent Event [Member] | Data Delivery and Ancillary Services Agreement [Member] | Allocated For Ancillary Services [Member]
Subsequent Event [Line Items]
Number of shares issued during period, values																		$ 25,000
Subsequent Event [Member] | Data Delivery and Ancillary Services Agreement [Member] | Allocated For Customer Records and Data Utilized for Marketing Purposes [Member]
Subsequent Event [Line Items]
Number of shares issued during period, values																		$ 225,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Life Guru, Inc [Member]
Subsequent Event [Line Items]
Equity ownership percentage									51.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares									500,000
Number of shares issued during period, values									$ 500,000
Shares issued, price per share									$ 1.00
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Additional Shares Issued [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares									1,500,000
Number of shares issued during period, values									$ 1,500,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Adar Alef Convertible Promissory Note [Member] | Adar Alef, LLC [Member]
Subsequent Event [Line Items]
Debt instrument, face amount															$ 157,500
Debt instrument, exchange for cash															150,000
Debt purchase price															750,000
Original issue discount															$ 7,500
Debt instrument, maturity date															Feb. 24, 2021
Debt instrument, interest rate															8.00%
Reimbursement of legal fees															$ 7,500
Debt instrument, description															The outstanding balance of the Adar Alef Note is automatically reduced by $7,500 if, on the 6th monthly anniversary of the issuance date of the Adar Alef Note, the closing price of the Company's common stock is greater than $0.30 per share.
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Geneva Roth Note #1 [Member]
Subsequent Event [Line Items]
Debt instrument, face amount											$ 88,000
Debt instrument, description											The Company entered into a Securities Purchase Agreement with Geneva Roth Remark Holdings, Inc., an accredited investor ("Geneva Roth"), pursuant to which the Company sold Geneva Roth a convertible promissory note in the principal amount of $88,000 (the "Geneva Roth Note #1"). The Geneva Roth Note #1 accrues interest at a rate of 8% per annum (22% upon the occurrence of an event of default) and has a maturity date of April 20, 2021.
Subsequent Event [Member] | Securities Purchase Agreement [Member] | FirstFire Note [Member] | Accredited Investors [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 105,000
Debt purchase price										100,000
Original issue discount										$ 5,000
Debt instrument, interest rate										8.00%
Debt instrument, description										The FirstFire Note accrues interest at a rate of 8% per annum (15% upon the occurrence of an event of default) and has a maturity date of April 30, 2021.
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Geneva Roth Note #2 [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 53,000
Debt instrument, interest rate								8.00%
Debt instrument, description								The Geneva Roth Note #2 accrues interest at a rate of 8% per annum (22% upon the occurrence of an event of default) and has a maturity date of May 19, 2021.